Shareholders' Equity	12 Months Ended
Nov. 30, 2012
Shareholders' Equity

NOTE 10 – Shareholders’ Equity

Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2012 and 2011, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued. In September 2007, our Boards of Directors authorized the repurchase of up to an aggregate of $1 billion of Carnival Corporation common stock and Carnival plc ordinary shares subject to certain restrictions (the “Repurchase Program”). The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

During 2012 and 2011, we repurchased 2.6 million and 13.5 million shares of Carnival Corporation common stock for $90 million and $413 million, respectively, under the Repurchase Program. During 2010, there were no repurchases of Carnival Corporation common stock under the Repurchase Program. In addition, during 2011, Carnival Investments Limited, a subsidiary of Carnival Corporation, also repurchased 1.3 million ordinary shares of Carnival plc for $41 million under the Repurchase Program. During 2012 and 2010, there were no repurchases of Carnival plc ordinary shares under the Repurchase Program. At November 30, 2012, the remaining availability under the Repurchase Program was $244 million. There were 2.1 million shares of Carnival Corporation common stock repurchased for $78 million under the Repurchase Program from December 1, 2012 through January 16, 2013. On January 16, 2013, the Boards of Directors increased the remaining authorization available under the Repurchase Program back to $1 billion, which was fully available at January 22, 2013.

In addition to the Repurchase Program, the Boards of Directors have authorized the repurchase of up to 19.2 million Carnival plc ordinary shares and up to 32.8 million shares of Carnival Corporation common stock under the Stock Swap programs described below. Depending on market conditions and other factors, we may purchase shares of Carnival Corporation common stock and/or Carnival plc ordinary shares under the Repurchase Program and the Stock Swap programs concurrently. We use the Stock Swap programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock, as the case may be. This economic benefit is used for general corporate purposes, which could include repurchasing additional stock under the Repurchase Program. Carnival plc ordinary share repurchases under both the Repurchase Program and the Stock Swap authorizations require annual shareholder approval. At January 22, 2013, the remaining availability under the Stock Swap programs repurchase authorizations were 18.1 million Carnival plc ordinary shares and 32.8 million Carnival Corporation common stock.

During 2012 and 2011, no Carnival Corporation common stock or Carnival plc ordinary shares were sold or repurchased under the Stock Swap programs. In 2010, we sold 14.8 million shares of Carnival plc ordinary shares held as treasury stock for $545 million of net proceeds. In 2010, substantially all of these net proceeds were used to fund the repurchase of 14.8 million shares of Carnival Corporation common stock. We sold Carnival plc ordinary shares held in treasury, only to the extent we were able to purchase shares of Carnival Corporation in the U.S. on at least an equivalent basis under the Stock Swap program.

At November 30, 2012, there were 25 million shares of Carnival Corporation common stock reserved for issuance under its employee benefit and dividend reinvestment plans. In addition, Carnival plc shareholders have authorized 18.8 million ordinary shares for future issuance under its employee benefit plans.

On November 15, 2012, our Boards of Directors declared a special dividend to holders of Carnival Corporation common stock and Carnival plc ordinary shares of $0.50 per share, or $0.4 billion, which was paid in December 2012. The special dividend was in addition to our $0.25 per share regular 2012 quarterly dividend.

Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2012	2011

Cumulative foreign currency translation adjustments, net	$(98)	$(123)
Unrecognized pension expenses	(125)	(96)
Unrealized loss on marketable security	(13)	(17)
Net gains on cash flow derivative hedges	29	27

	$(207)	$(209)